Long-Term Debt	12 Months Ended
Jan. 03, 2016
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt
At January 3, 2016, Teledyne had $755.5 million in long-term debt outstanding. At December 28, 2014, Teledyne had $609.8 million in long-term debt outstanding.
December 2014, the Company issued $125.0 million of senior unsecured notes which consisted of $30.0 million of 2.61% senior unsecured notes due December 2019, and $95.0 million of 3.09% senior unsecured notes due December 2021. In December 2015, the Company amended the $750.0 million credit facility to extend the maturity from March 2018 to December 2020. The other material terms of the credit facility, including covenants, remain unchanged. Excluding interest and fees, no payments are due under the credit facility until it matures. The credit agreements require the Company to comply with various financial and operating covenants, including maintaining certain consolidated leverage and interest coverage ratios. Borrowings under our credit facility and term loans are at variable rates which are, at our option, tied to a Eurocurrency rate equal to LIBOR (London Interbank Offered Rate) plus an applicable rate or a base rate as defined in our credit agreements. Eurocurrency rate loans may be denominated in U.S. dollars or an alternative currency as defined in the agreement. Eurocurrency or LIBOR-based loans under the facility typically have terms of one, two, three or six months and the interest rate for each such loan is subject to change if the loan is continued or converted following the applicable maturity date. The Company has not drawn any loans with a term longer than three months under the credit facility. Base rate loans have interest rates that primarily fluctuate with changes in the prime rate. Interest rates are also subject to change based on our consolidated leverage ratio as defined in the credit agreement. The credit agreement also provides for facility fees that vary between 0.12% and 0.25% of the credit line, depending on our consolidated leverage ratio as calculated from time to time.
Teledyne also has a $5.0 million uncommitted credit line which permits credit extensions up to $5.0 million plus an incremental $2.0 million solely for standby letters of credit. This credit line is utilized, as needed, for periodic cash needs. There were no outstanding funding advances under the uncommitted credit line at January 3, 2016, or December 28, 2014. The Company also has $8.6 million outstanding under capital leases, of which $1.2 million is current. At year-end 2015, Teledyne had $12.8 million in outstanding letters of credit.
Available borrowing capacity under the $750.0 million credit facility, which is reduced by borrowings and certain outstanding letters of credit, was $588.2 million at January 3, 2016. The credit agreement and term loans requires the Company to comply with various financial and operating covenants and at January 3, 2016, the Company was in compliance with these covenants.
Total interest expense including credit facility fees and other bank charges was $24.0 million in 2015, $19.1 million in 2014 and $20.9 million in 2013.
Teledyne estimates the fair value of its long-term debt based on debt of similar type, rating and maturity and at comparable interest rates. The Company’s long-term debt was considered a level 2 fair value hierarchy and is valued based on observable market data. The estimated fair value of Teledyne’s long-term debt at January 3, 2016, and December 28, 2014, approximated the carrying value.

Long-Term Debt (in millions):	January 3, 2016	December 28, 2014
$750.0 million revolving credit facility, due December 2020, weighted average rate of 1.67% at January 3, 2016, and 1.24% at December 28, 2014	$150.5	$105.0
Term Loans due through March 2019, weighted average rate of 1.55% at January 3, 2016, and 1.28% at December 28, 2014	190.0	200.0
4.04% Senior Notes due September 2015	—	75.0
4.74% Senior Notes due September 2017	100.0	100.0
2.61% Senior Notes due December 2019	30.0	30.0
5.30% Senior Notes due September 2020	75.0	75.0
2.81% Senior Notes due November 2020	25.0	—
3.09% Senior Notes due December 2021	95.0	95.0
3.28% Senior Notes due November 2022	100.0	—
Other debt	—	14.7
Total long-debt	765.5	694.7
Current portion of long-term debt	(10.0)	(84.9)
Total long-term debt, net of current portion	$755.5	$609.8

No minimum principal payments on the $750.0 million revolving credit facility are required until December 2020. The Company began making quarterly minimum principal payments on the $200.0 million term loans in 2015. Future minimum principal payments on long-term debt are as follows: 2016 - $10.0 million; - 2017 - $115.0 million; 2018 - $170.5 million; 2019 - $175.0 million; 2020 - $100.0 million; 2020 and beyond - $195.0 million. The Company has no sinking fund requirements.